Goodwill and Other Intangible Assets (Amortization Expense Relating to Intangible Assets) (Details) (USD $) In Millions	12 Months Ended
Dec. 31, 2010
Goodwill and Other Intangible Assets
2011	$ 316
2012	312
2013	304
2014	294
2015	$ 280